Cash flow information (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flow information
Comprehensive loss for the year	$ 420,977	$ 261,911	$ (62,937)
Adjustments for:
Income tax	150,029	60,337	(86,273)
Amortization and depreciation	16,039	14,034	12,192
(Gain) / loss from disposal of property, plant and equipment	(2)	(16)	4
Net gain / (loss) from fair value adjustment of investment properties	(193,797)	3,338	652,773
Gain from lease modification	0	(2,647)	0
Charge of impairment of trading properties	11,940	25,540	0
(Gain) / loss from disposal of associates and joint ventures	0	(3,694)	2,541
(Gain) / loss on sale of trading properties and others	(13,702)	4,068	(7,087)
Financial results, net	(131,320)	28,725	(190,175)
Provisions and allowances	33,829	30,615	38,578
Share of profit of associates and joint ventures	(39,134)	(37,292)	(63,374)
Changes in operating assets and liabilities:
(Increase) / decrease in inventories	(246)	381	226
Decrease / (increase) in trading properties	2,113	5,484	(1,220)
Decrease / (increase) in trade and other receivables	20,506	(13,550)	8,874
Decrease in trade and other payables	(5,997)	(24,111)	(92,081)
Increase / (decrease) in salaries and social security liabilities	580	2,952	(3,753)
Decrease in provisions	(1,441)	(674)	(1,145)
Net cash generated by operating activities before income tax paid	$ 270,374	$ 355,401	$ 207,143